Combined Statements of Operations and Comprehensive (Loss) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 TWD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 TWD ($) $ / shares shares	Dec. 31, 2021 TWD ($) $ / shares shares
Income Statement [Abstract]
Total revenues		$ 32,840	$ 1,073	$ 102,438	$ 126,133
Cost of revenue		48,049	1,569	56,525	69,310
Gross profit/(loss)		(15,209)	(496)	45,913	56,823
Operating expenses
Selling expenses		11,363	371	12,534	10,490
Administrative expenses		24,360	796	25,650	18,387
Research and development expenses		24,195	790	26,845	40,921
Impairment loss				253
Total operating expenses		59,918	1,957	65,282	69,798
Net operating loss		(75,127)	(2,453)	(19,369)	(12,975)
Non-operating (expenses)/income
Interest income		14,680	479	3,462	419
Other income		385	13	2,844	7,166
Other (loss)/gains, net		992	32	37,399	(21,627)
Interest expenses		(2,940)	(96)	(2,884)	(2,196)
Total non-operating (expenses)/income		13,117	428	40,821	(16,238)
(Loss)/profit before income tax		(62,010)	(2,025)	21,452	(29,213)
Income tax expenses		1,019	33	6,429	1,298
Net (loss)/income		(63,029)	(2,058)	15,023	(30,511)
Less: net (loss)/income attributable to non-controlling interests	[1]	(13,003)	(425)	194	(19,067)
Net (loss)/income attributable to ordinary shareholders		(50,026)	(1,633)	14,829	(11,444)
Other comprehensive loss
Foreign currency translation adjustment					(329)
Total comprehensive loss		(63,029)	(2,058)	15,023	(30,840)
Less: comprehensive loss attributable to non-controlling interests	[1]	(13,003)	(425)	194	(19,201)
Total comprehensive loss attributable to ordinary shareholders		$ (50,026)	$ (1,633)	$ 14,829	$ (11,639)
Net (loss)/income per ordinary share
Basic (in New Dollars per share and Dollars per share) | (per share)		$ (6.3)	$ (0.21)	$ 1.87	$ (1.44)
Weighted average number of ordinary shares
Basic (in Shares)	[1]	7,936,940	7,936,940	7,936,940	7,936,940

[1]	The shares and per share information and non-controlling interests are presented on a retroactive basis to reflect the reorganization (Note 1)